PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Development And Production Assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 10,679.2	$ 7,688.2
Acquisitions	21.3	4,348.6
Additions	1,488.4	1,025.8
Increase (decrease) in property, plant and equipment	0.8	(26.9)
Transfers from exploration and evaluation assets	219.7	204.3
Reclassified as assets held for sale	(1,039.6)	(729.5)
Depletion	(1,166.3)	(1,009.3)
Impairment	(486.8)	(822.2)
Foreign exchange	(0.1)	0.2
Ending balance	9,716.6	10,679.2
Development And Production Assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	24,580.6	22,340.0
Ending balance	22,172.1	24,580.6
Development And Production Assets | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(13,901.4)	(14,651.8)
Ending balance	(12,455.5)	(13,901.4)
Corporate Assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	39.1	41.2
Additions	5.7	5.9
Depletion	(8.2)	(8.0)
Ending balance	36.6	39.1
Corporate Assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	132.1	126.2
Ending balance	137.8	132.1
Corporate Assets | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(93.0)	(85.0)
Ending balance	(101.2)	(93.0)
Beginning balance	10,718.3
Ending balance	9,753.2	10,718.3
General and administrative costs capitalized	45.1	42.4
Share-based compensation expense capitalized	5.4	5.7
Lease Liability, Dispositions	0.3	1.1
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	24,712.7
Ending balance	22,309.9	24,712.7
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(13,994.4)
Ending balance	(12,556.7)	(13,994.4)
Future Development Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,080.0
Ending balance	$ 9,190.0	$ 9,080.0